Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN LARGE CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN SMALL CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN SMALL CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN ARIZONA TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN CALIFORNIA TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN HIGH YIELD FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN HIGH YIELD MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN INTERMEDIATE TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN U.S. GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN INTERNATIONAL EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN INCOME EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN MID CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN EMERGING MARKETS EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

ACTIVE M INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN BOND INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN SHORT-INTERMEDIATE TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN GLOBAL SUSTAINABILITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

ACTIVE M EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN SHORT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

NORTHERN U.S.TREASURY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

U.S. Quality ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

Northern Engage360 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.